LONG-TERM LOANS FROM OTHERS	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
LONG-TERM LOANS FROM OTHERS

NOTE 14 - LONG-TERM LOANS FROM OTHERS

	December 31,
	2023	2022
	US Dollars in thousands
Long-term loans from others *	3,920	7,367
Less – current maturities	(3,601)	(3,585)
	319	3,782

(*) The balance is composed of loans received from an acquirer of the Group.
(**) The carrying amount of the credit and loans from others reasonably approximate their fair value.

Below is the composition of the loans:

a.
In February 2020, the Group received a loan in the amount of Euro 3.5 million ($3.8 million). The loan bears effective annual interest of 4.74% and is being returned in 24 equal monthly instalments beginning in February 2021. In March 2021, following the COVID crisis, the Company received an approval to defer repayment of the said loan by six months and was fully repaid during 2023.

b.
In December 2, 2022 the company received an additional loan in the amount of Euro 6.5 million ($6,850 million). The additional amount bears effective annual interest rate of 10% and is being returned by an equal 25 instalments where the last payment is expected to be on January 2025.